The Lincoln National Life Insurance Company
Lincoln Level Advantage 2 IncomeSM B-Share
Rate Sheet Prospectus Supplement dated September 24, 2025
This Rate Sheet Prospectus Supplement (“Rate Sheet”) provides the rates and percentages for Lincoln ProtectedPay® Select and Estate LockSM. This Rate Sheet must be retained with the current prospectus.
The rates below apply for applications signed on or after September 24, 2025.
The rates in this Rate Sheet can be superseded at any time. In the event we change our rates, the new rate sheet will become effective at least 10 days after it is filed. Current Rate Sheets will be included with the prospectus. You can also obtain the most current Rate Sheet by contacting your financial professional, or online at www.lfg.com/VAprospectus. This Rate Sheet has been filed with the Securities and Exchange Commission and can be viewed at www.sec.gov.
Fees, Expenses, and Adjustments
Annual Fee	Minimum	Maximum
Base Contract	N/A	N/A
Investment options (fund fees and expenses)	N/A	N/A
Optional benefits available for an additional charge (for a single optional benefit, if elected)	1.00%[1]	2.75%[2]
1 As a percentage of average Contract Value.
2 As an annualized percentage of the Purchase Payment.
Lowest Annual Cost: $1,360	Highest Annual Cost: $3,180
Assumes:	Assumes:
●Investment of $100,000 ●5% annual appreciation ●Least expensive combination of optional benefits ●No surrender charges ●No additional Purchase Payments, transfers, or withdrawals	●Investment of $100,000 ●5% annual appreciation ●Most expensive combination of optional benefits ●No surrender charges ●No additional Purchase Payments, transfers, or withdrawals
Current Initial Annual Charges
	Single Life Option	Joint Life Option
Estate LockSM Death Benefit Charge Rate	0.45%	0.45%

Lincoln ProtectedPay® Select Fee Rate	1.45%	1.55%
Protected Annual Income Rates for Lincoln ProtectedPay® Select and Lincoln ProtectedPay® Select and Estate LockSM
The initial Protected Annual Income rate is established when you elect the rider. This initial income rate is based on your age (younger of you and your spouse under the joint life option). The Deferral Bonus accrued during the Growth Phase of the rider added to the initial income rate equals your Protected Annual Income rate on the start date of the Income Phase.
Lincoln ProtectedPay® Select Single Life Rate				Lincoln ProtectedPay® Select Joint Life Rate
Age	Rate	Age	Rate	Age	Rate	Age	Rate
45	4.00%	66	6.10%	45	3.50%	66	5.60%
46	4.10%	67	6.20%	46	3.60%	67	5.70%
47	4.20%	68	6.30%	47	3.70%	68	5.80%
48	4.30%	69	6.40%	48	3.80%	69	5.90%
49	4.40%	70	6.50%	49	3.90%	70	6.00%
50	4.50%	71	6.60%	50	4.00%	71	6.10%
51	4.60%	72	6.70%	51	4.10%	72	6.20%

Lincoln ProtectedPay® Select Single Life Rate				Lincoln ProtectedPay® Select Joint Life Rate
Age	Rate	Age	Rate	Age	Rate	Age	Rate
52	4.70%	73	6.80%	52	4.20%	73	6.30%
53	4.80%	74	6.90%	53	4.30%	74	6.40%
54	4.90%	75	7.00%	54	4.40%	75	6.50%
55	5.00%	76	7.10%	55	4.50%	76	6.60%
56	5.10%	77	7.20%	56	4.60%	77	6.70%
57	5.20%	78	7.30%	57	4.70%	78	6.80%
58	5.30%	79	7.40%	58	4.80%	79	6.90%
59	5.40%	80	7.50%	59	4.90%	80	7.00%
60	5.50%	81	7.60%	60	5.00%	81	7.10%
61	5.60%	82	7.70%	61	5.10%	82	7.20%
62	5.70%	83	7.80%	62	5.20%	83	7.30%
63	5.80%	84	7.90%	63	5.30%	84	7.40%
64	5.90%	85	8.00%	64	5.40%	85	7.50%
65	6.00%			65	5.50%

Lincoln ProtectedPay® Select and Estate LockSM Single Life Rate
Age	Rate	Age	Rate
45	3.50%	61	5.10%
46	3.60%	62	5.20%
47	3.70%	63	5.30%
48	3.80%	64	5.40%
49	3.90%	65	5.50%
50	4.00%	66	5.60%
51	4.10%	67	5.70%
52	4.20%	68	5.80%
53	4.30%	69	5.90%
54	4.40%	70	6.00%
55	4.50%	71	6.10%
56	4.60%	72	6.20%
57	4.70%	73	6.30%
58	4.80%	74	6.40%
59	4.90%	75	6.50%
60	5.00%

Deferral Bonus Rates
The Deferral Bonus rate is established at the time the Contract is issued and will not change. The rate is based on your age (younger of you and your spouse under the joint life option). Each Benefit Year, the Deferral Bonus is added to the Protected Annual Income rate.
Lincoln ProtectedPay® Select Single Life Rate				Lincoln ProtectedPay® Select Joint Life Rate
Age	Rate	Age	Rate	Age	Rate	Age	Rate
45	0.20%	66	0.40%	45	0.20%	66	0.40%
46	0.20%	67	0.40%	46	0.20%	67	0.40%
47	0.20%	68	0.40%	47	0.20%	68	0.40%
48	0.20%	69	0.40%	48	0.20%	69	0.40%
49	0.20%	70	0.45%	49	0.20%	70	0.45%
50	0.25%	71	0.45%	50	0.25%	71	0.45%
51	0.25%	72	0.45%	51	0.25%	72	0.45%
52	0.25%	73	0.45%	52	0.25%	73	0.45%
53	0.25%	74	0.45%	53	0.25%	74	0.45%
54	0.25%	75	0.50%	54	0.25%	75	0.50%
55	0.30%	76	0.50%	55	0.30%	76	0.50%
56	0.30%	77	0.50%	56	0.30%	77	0.50%
57	0.30%	78	0.50%	57	0.30%	78	0.50%
58	0.30%	79	0.50%	58	0.30%	79	0.50%
59	0.30%	80	0.55%	59	0.30%	80	0.55%
60	0.35%	81	0.55%	60	0.35%	81	0.55%
61	0.35%	82	0.55%	61	0.35%	82	0.55%
62	0.35%	83	0.55%	62	0.35%	83	0.55%
63	0.35%	84	0.55%	63	0.35%	84	0.55%
64	0.35%	85	0.60%	64	0.35%	85	0.60%
65	0.40%			65	0.40%

Lincoln ProtectedPay® Select and Estate LockSM Single Life Rate
Age	Rate	Age	Rate
45	0.15%	61	0.30%
46	0.15%	62	0.30%
47	0.15%	63	0.30%
48	0.15%	64	0.30%
49	0.15%	65	0.35%
50	0.20%	66	0.35%
51	0.20%	67	0.35%
52	0.20%	68	0.35%
53	0.20%	69	0.35%
54	0.20%	70	0.40%
55	0.25%	71	0.40%
56	0.25%	72	0.40%
57	0.25%	73	0.40%
58	0.25%	74	0.40%
59	0.25%	75	0.45%
60	0.30%
In order to receive the rates indicated in this Rate Sheet, your application must be signed on and after September 24, 2025. We must receive your application in Good Order within 10 days from the date you sign your application, and the annuity must be funded within 45 calendar days. Good Order means the actual receipt by Lincoln at its Home Office of the requested transaction in writing, or by other means accepted by Lincoln, along with all the information and supporting legal documentation necessary to complete the transaction. Additional paperwork may be required if these conditions are not met and you still wish to purchase the annuity in order to receive the applicable rates in effect at that time.